Oil and Gas Properties:	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Cost of oil and gas properties:
Oil and Gas Properties:

Note E — Oil and Gas Properties:

The capitalized costs included in the full cost pool are subject to a “ceiling test”, which limits such costs to the aggregate of the estimated present value, using a ten percent discount rate, of the future net revenues from proved reserves, based on current economic and operating conditions plus the lower of cost and estimated net realizable value of unproven properties.

The Company recorded no impairment loss on oil and gas properties for the three or six months ended December 31, 2013 or 2012.

Note I - Cost of oil and gas properties:

Costs incurred

Costs (capitalized and expensed) incurred in oil and gas property acquisition, exploration, and development activities for the years ended June 30, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Property acquisitions	$178,685	$109,076	$448,432
Exploration	—	—	—
Development	(290,569)	8,224,013	10,175,986
	$(111,884)	$8,333,089	$10,624,418

The Company received several credits from EXCO after June 30, 2012 thus creating a negative costs incurred total for the year ended June 30, 2013.

Capitalized costs

The aggregate amounts of capitalized costs relating to oil and gas producing activities and the aggregate amounts of the related accumulated depreciation, depletion, and amortization at June 30, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Proved properties	$56,009,780	$56,121,665	$47,788,575
Unproved properties	—	—	—
	56,009,780	56,121,665	47,788,575
Less: accumulated depreciation, depletion and amortization of oil and gas properties	19,105,645	15,860,758	9,774,375
Total properties	36,904,135	40,260,907	38,014,200
Less: accumulated impairment of oil and gas properties due to full cost ceiling test	(22,181,701)	(22,181,701)	(22,181,701)
Net properties	$14,722,434	$18,079,206	$15,832,499

Results of operations

The results of operations from oil and gas producing activities for the years ended June 30, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Revenues:
Revenues	$3,843,420	$6,939,999	$6,133,299
Preferred return	—	—	—
	3,843,420	6,939,999	6,133,299
Expenses (excluding G&A and interest expense):
Production, operating and development costs	1,872,186	1,972,223	1,857,528
Depreciation, depletion and amortization	3,248,260	6,090,529	3,707,255
Impairment loss on oil and gas properties	—	—	—
	5,120,446	8,062,752	5,564,783
Results before income taxes	(1,277,026)	(1,122,753)	568,516
Provision for income taxes	—	—	—
Results of operations (excluding corporate overhead and interest expense)	$(1,277,026)	$(1,122,753)	$568,516